Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

Note F: Property, Plant and Equipment, Net

December 31

(add 000)	2014	2013
Land and land improvements	$849,704	$728,396
Mineral reserves and interests	990,438	461,587
Buildings	157,233	118,655
Machinery and equipment	3,568,342	2,575,340
Construction in progress	125,959	92,906
	5,691,676	3,976,884
Less allowances for depreciation, depletion and amortization	(2,288,906)	(2,177,643)
Total	$3,402,770	$1,799,241

The gross asset value and related allowance for amortization for machinery and equipment recorded under capital leases at December 31 were as follows:

(add 000)	2014	2013
Machinery and equipment under capital leases	$25,775	$10,341
Less allowance for amortization	(2,808)	(104)
Total	$22,967	$10,237

Depreciation, depletion and amortization expense related to property, plant and equipment was $211,242,000, $168,333,000 and $171,940,000 for the years ended December 31, 2014, 2013 and 2012, respectively. Depreciation, depletion and amortization expense for 2014 and 2013 includes amortization of machinery and equipment under capital leases.

Interest cost of $8,033,000, $1,792,000 and $2,537,000 was capitalized during 2014, 2013 and 2012, respectively.

At December 31, 2014 and 2013, $68,340,000 and $62,826,000, respectively, of the Aggregates business’ net property, plant and equipment were located in foreign countries, namely the Bahamas and Canada.